Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Time Deposits [Line Items]
2015	$ 32,911
2016	18,193
2017	6,897
2018	6,464
2019	1,579
Thereafter	1,768
Time deposits maturities, after next twelve months	$ 67,812